                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13 F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [ ]; Amendment Number: _______

   This Amendment (check one only): [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    SRM Fund Management Cayman Limited
Address: PO Box 309 GT
         Ugland House South Church Street
         George Town - Grand Cayman - Cayman Islands

Form 13F File Number: 28-12138

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Jonathan Wood
Title: Director and Principal
Phone: +377 97 97 79 33

Signature, Place and Date of Signing:


      /s/ Jonathan Wood                  Monaco                 2/15/2010
-----------------------------   -----------------------   ----------------------
         [Signature]                [City, State]                [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               1
Form 13F Information Table Entry Total:          9
Form 13F Information Table Value Total:     46,636
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.   Form 13F File Number   Name
---   --------------------   ----
1     28-13258               Jonathan Wood

                           FORM 13F INFORMATION TABLE

        COLUMN 1            COLUMN 2      COLUMN 3   COLUMN 4          COLUMN 5           COLUMN 6    COLUMN 7    COLUMN 8
-----------------------   ------------   ---------   --------   ----------------------   ----------   --------   ---------
                             CLASS                    VALUE      SHRS OR    SH/   PUT/   INVESTMENT    OTHER      VOTING
      ISSUER NAME            TITLE         CUSIP     (x$1000)    PRN AMT    PRN   CALL   DISCRETION   MANAGERS   AUTHORITY
-----------------------   ------------   ---------   --------   ---------   ---   ----   ----------   --------   ---------
MBIA INC                  COM            55262C100     7,035    1,767,600    SH            DEFINED       1       1,767,600
FREEPORT-MCMORAN COPPER
   & GO                   COM            35671D857     2,352       29,300    SH            DEFINED       1          29,300
ASSURED GUARANTY LTD      COM            G0585R106     5,959      273,874    SH            DEFINED       1         273,874
OCH ZIFF CAP MGMT GROUP   CL A           67551U105     4,373      318,279    SH            DEFINED       1         318,279
BANK OF AMERICA
   CORPORATION            COM            060505104     6,461      429,000    SH            DEFINED       1         429,000
JPMORGAN CHASE & CO       COM            46625H100     6,792      163,000    SH            DEFINED       1         163,000
VIRGIN MEDIA INC          COM            92769L101     7,941      471,846    SH            DEFINED       1         471,846
BLACKSTONE GROUP L P      COM UNIT LTD   09253U108     3,571      272,185    SH            DEFINED       1         272,185
CITIGROUP INC             COM            172967101     2,152      650,000    SH            DEFINED       1         650,000